                                              [LOGO OF SOUTHTRUST VULCAN FUNDS]


                                                           Treasury Obligations
                                                              Money Market Fund

                                                                      Bond Fund

                                                                     Stock Fund

                                                                    Income Fund



                                                                    Semi-Annual
                                                                         Report
                                                       (Dated October 31, 1996)

PRESIDENT'S MESSAGE
-------------------------------------------------------------------------------

Dear Investor:

I am pleased to present the Semi-Annual Report of the SouthTrust Vulcan Funds for the six-month period ending October 31, 1996. This report begins with a discussion by fund portfolio managers about the economy, the financial markets, and fund strategies over the period. Next, you'll find a complete list of investments and financial statements for the funds.
Please note the following highlights for each SouthTrust Vulcan fund over the six-month reporting period.

SOUTHTRUST VULCAN TREASURY OBLIGATIONS MONEY MARKET FUND

This portfolio of U.S. Treasury money market securities paid a total of $0.02 per share in dividends over the reporting period. Total net assets in the fund stood at $420.2 million at the end of the period.*

SOUTHTRUST VULCAN STOCK FUND

The fund's diversified portfolio of high-quality stocks--which at the end of the period included household names like Bristol-Myers Squibb, Disney, Exxon, Intel, and Wal-Mart--delivered a total return of 6.97% based on net asset value during the period (2.15% adjusted for the fund's sales charge).** Contributing to the total return were $0.12 per share in income and a 6% increase in net asset value. Total net assets were $230.3 million at the end of the period.

SOUTHTRUST VULCAN BOND FUND

This fund's diversified portfolio of corporate and government bonds paid dividends totaling $0.31 per share. Amid a relatively volatile bond market, the fund's net asset value remained relatively stable, increasing 1%. The dividends and modest net asset value increase resulted in a total return of 4.79% based on net asset value during the period (1.15% adjusted for the fund's sales charge).** The fund's total net assets stood at $91.2 million at the end of the period.

SOUTHTRUST VULCAN INCOME FUND

This fund's diversified portfolio of income-producing investments paid dividends totaling $0.28 per share. In a relatively volatile bond market, the fund's net asset value rose modestly from $9.77 on the first day of the period to $9.84 on the last day of the period. Through dividends and net asset value increase, the fund achieved a total return of 3.59% based on net asset value during the period (0.01% adjusted for the fund's sales charge).** The fund ended the period with $41.5 million in total net assets.

Thank you for pursuing your financial goals through the SouthTrust Vulcan Funds. We look forward to keeping you up to date on your progress.

Sincerely,

LOGO

Edward C. Gonzales
President
December 15, 1996

 * Although money market mutual funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will do so. An investment in the funds is neither insured nor guaranteed by the U.S. government.

** Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT REVIEW
-------------------------------------------------------------------------------

MARKET REVIEW

"Let the good times roll" and "the beat goes on" are just some of the expressions heard from equity investors so far this year. Major large capitalization stock indices have continued to hit record high after record high. Even bond investors have most recently been able to enjoy an improved market as the Federal Reserve Board (the "Fed") has not raised interest rates since earlier in the year.

It appears from the recent mix of positive and negative economic reports that we are near a turning point in the direction of the U.S. economy. Recent moderation from the stronger than expected economic growth and employment gains has increased confidence that the Fed may leave interest rates unchanged in the near future. Reports of flat retail sales and weakness in both factory and durable orders have some economists predicting a significant slowdown in 1997.

ECONOMIC PERSPECTIVE

It has been a very difficult year for investors to get a firm grasp on the direction of the U.S. economy. Given 1995's weakness in leading indicators, most economists had expected 1996 to be a year of very slow growth. However, that changed during the first half of this year when the economy proved stronger than even the most optimistic expectation. Just when economists began to accept the renewed strength, the consumer stopped spending in the third quarter and economic growth would have come to a standstill if not for inventory build up. The surprise in 1996 has been the consumers' willingness to continue to borrow and spend. The job market has proven to be very strong, resulting in solid gains in personal income. This, coupled with improved consumer balance sheets that have been boosted by the strong stock market, has helped feed a high level of consumer confidence. The economy has made a habit of stops and starts, and the current slow down is unlikely to dampen the Christmas spending spirit. But, given high debt loads, neither the consumer nor the U.S. government seems positioned to fuel strong economic growth in 1997. The most probable forecast is that the economy will slow in 1997, with the question being "by how much?"

FIXED INCOME MARKET

The strong bond market of 1995 resulted in a level of bullishness among investors that in hindsight was unsustainable, especially with economists correctly calling for a mild shift toward higher inflation in 1996. However, what really shocked bond investors were the strong job reports, with each report tending to push interest rates higher.

Higher interest rates meant one thing for bond investors -- a very difficult year for investment returns. Since mid-year, though, signs of economic slowing have been plentiful and serious inflationary pressures are hard to find. If the recent record of a bad year for bonds followed by a good year holds true, 1997 could be much more favorable for bond investors than 1996. Both economic gains and inflation trends look favorable for bonds, and most quantitatively driven models now show bonds to either be attractive relative to stocks or at worst fairly valued relative to stocks.

It is important to remember that a balanced portfolio including both bonds and stocks can tend to provide an important defensive hedge during periods of stock market volatility. The SouthTrust Vulcan Funds family offers investors a variety of fixed-income investment options as well as our core equity fund.

-------------------------------------------------------------------------------

The investment objective of the Bond Fund is to provide a level of total return consistent with a portfolio of high-quality debt securities. The weighted average maturity of the Fund's holdings will generally be between five and ten years. The Fund's average maturity may be adjusted based upon anticipated market conditions.

The investment objective of the Income Fund is to provide current income. The Fund will pursue this objective while attempting to minimize principal volatility. The Fund is invested in a portfolio of high-quality debt securities with a weighted average maturity of between one and one half and five years.

The Treasury Obligations Money Market Fund's investment objective is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund invests solely in direct obligations of the U.S. Treasury, consisting of Treasury bills and notes and repurchase agreements collateralized by direct Treasury obligations. All securities acquired will have remaining maturities of thirteen months or less, and the dollar-weighted average portfolio maturity of the Fund will not exceed 90 days. The yield of the Fund is affected by changes in short term interest rates.

EQUITY REVIEW

The equity market continued its winning performance, with the Standard & Poor's 500 Index* (the "S&P 500") returning 9.1% for the six months ending October 31, 1996. Stock indices have most recently been hitting record highs after a rocky mid-year. Most equity indices peaked in May, then retreated roughly 8% by mid-July. Just as it began to look like the market was headed for a serious decline, it reversed course and rose through the end of October. The July market decline seemed to be caused by rising interest rates, fear of earnings disappointments (some of which materialized, especially in the technology sector), and a retracement of the sharp price increase that many of the better performing stocks had experienced.

As stocks resumed their upward trend in late July, several themes emerged. Large capitalization stocks in more defensive businesses were among the best performers. The rotation into less-cyclical stocks seems to have resulted from: fears of an economic slowdown; a belief that the Fed might tighten; and a sudden realization that stock markets can decline after all. The technology sector has performed very well as it rebounded from the heavy selling pressure after earnings disappointments turned out to be less widespread than was feared. The finance sector also has outperformed, benefiting from the lack of an interest rate increase, attractive valuations, and continued industry consolidation.

Strong flows of money into equity mutual funds have continued to drive the demand for stocks higher. Most companies are operating at historically high profit margins, as would be expected late in the business cycle. Strong economic growth and improved profitability have often resulted in many companies reporting earnings above Wall Street's expectations. Strong corporate earnings, low inflation, and increasing money flows are a combination equity investors can normally only dream of. The question now is "how long will the dream last?" We are being very selective and price sensitive in stocks owned with an emphasis on high quality, liquid companies, which are relatively less cyclical, and reasonably valued. We believe diversification and selectivity are of utmost importance in the current environment.

The Stock Fund seeks long-term capital appreciation by investing primarily in common stocks with attractive growth prospects that, in the opinion of SouthTrust Bank of Alabama, N.A. (the "Adviser"), are not fully reflected in the stocks' prices.
* The S&P 500 is an unmanaged index comprised of common stocks in industry, transportation, and financial and public utility companies. Investments cannot be made in an index.

TREASURY OBLIGATIONS MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                          VALUE
 ----------- ------------------------------------------------   ------------
 U.S. TREASURY BILLS--40.1%
----------------------------------------------------------------------------
 $10,000,000 11/14/1996                                         $  9,982,522
             ------------------------------------------------
  20,000,000 11/21/1996                                           19,941,944
             ------------------------------------------------
  15,000,000 12/5/1996                                            14,926,404
             ------------------------------------------------
  20,000,000 12/12/1996                                           19,879,506
             ------------------------------------------------
  20,000,000 1/9/1997                                             19,796,833
             ------------------------------------------------
  10,000,000 1/16/1997                                             9,895,289
             ------------------------------------------------
  25,000,000 1/23/1997                                            24,701,719
             ------------------------------------------------
  25,000,000 2/6/1997                                             24,653,765
             ------------------------------------------------
  25,000,000 3/6/1997                                             24,547,309
             ------------------------------------------------   ------------
              TOTAL U.S. TREASURY BILLS                          168,325,291
             ------------------------------------------------   ------------
 U.S. TREASURY--8.2%
----------------------------------------------------------------------------
  10,000,000 STRIP, 2/15/97                                        9,845,801
             ------------------------------------------------
  25,000,000 STRIP, 2/15/97                                       24,617,269
             ------------------------------------------------   ------------
              TOTAL U.S. TREASURY                                 34,463,070
             ------------------------------------------------   ------------
 (A) REPURCHASE AGREEMENTS--52.1%
----------------------------------------------------------------------------
             CS First Boston, Inc., 5.700%, dated 10/31/1996,     28,978,000
  28,978,000 due 11/1/1996
             ------------------------------------------------
             Dresdner Securities (USA), Inc., 5.630%, dated       80,000,000
  80,000,000 10/31/1996, due 11/1/1996
             ------------------------------------------------
             Lehman Brothers, Inc., 5.630%, dated 10/31/1996,     40,000,000
  40,000,000 due 11/1/1996
             ------------------------------------------------
             Nikko Securities, 5.625%, dated 10/31/1996, due      35,000,000
  35,000,000 11/1/1996
             ------------------------------------------------
  35,000,000 Nomura Securities International, Inc., 5.600%,
             dated 10/31/1996, due 11/1/1996                      35,000,000
             ------------------------------------------------   ------------
              TOTAL REPURCHASE AGREEMENTS                        218,978,000
             ------------------------------------------------   ------------
              TOTAL INVESTMENTS, AT AMORTIZED COST(B)           $421,766,361
             ------------------------------------------------   ------------


(a) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($420,210,009) at October 31, 1996.

The following acronym is used throughout this portfolio:

STRIP--Separate Trading of Registered Interest & Principal of Securities

(See Notes which are an integral part of the Financial Statements)

STOCK FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES                                               VALUE
 ----------- -------------------------------------   ------------
 COMMON STOCKS--87.3%
-----------------------------------------------------------------
             BEVERAGE & TOBACCO--0.4%
             -------------------------------------
      73,300 (a)Imperial Tobacco Group PLC, ADR      $    852,113
             -------------------------------------   ------------
             CHEMICALS--1.4%
             -------------------------------------
     161,042 (a)Millennium Chemicals, Inc.              3,261,100
             -------------------------------------   ------------
             CONSUMER DURABLES--1.4%
             -------------------------------------
     101,400 Echlin, Inc.                               3,308,175
             -------------------------------------   ------------
             CONSUMER NON-DURABLES--8.0%
             -------------------------------------
      43,000 CPC International, Inc.                    3,391,625
             -------------------------------------
     111,000 Hudson Foods, Inc., Class A                1,845,375
             -------------------------------------
     168,800 IBP, Inc.                                  4,220,000
             -------------------------------------
      59,300 Philip Morris Cos., Inc.                   5,492,662
             -------------------------------------
      94,700 Sara Lee Corp.                             3,361,850
             -------------------------------------   ------------
              Total                                    18,311,512
             -------------------------------------   ------------
             CONSUMER SERVICES--1.1%
             -------------------------------------
      39,300 Disney (Walt) Co.                          2,588,888
             -------------------------------------   ------------
             ELECTRONIC TECHNOLOGY--14.5%
             -------------------------------------
     123,600 Hewlett-Packard Co.                        5,453,850
             -------------------------------------
      62,900 Intel Corp.                                6,911,137
             -------------------------------------
      37,000 International Business Machines Corp.      4,773,000
             -------------------------------------
      57,300 (a)Litton Industries, Inc.                 2,571,337
             -------------------------------------
      60,000 Motorola, Inc.                             2,760,000
             -------------------------------------
      56,100 Rockwell International Corp.               3,085,500
             -------------------------------------
      63,600 (a)Seagate Technology, Inc.                4,245,300
             -------------------------------------
      58,800 (a)Sun Microsystems, Inc.                  3,586,800
             -------------------------------------   ------------
              Total                                    33,386,924
             -------------------------------------   ------------
             ENERGY MINERALS--4.3%
             -------------------------------------
      51,900 Amoco Corp.                                3,931,425
             -------------------------------------
      24,800 Exxon Corp.                                2,197,900
             -------------------------------------

STOCK FUND
--------------------------------------------------------------------------------

   SHARES                                                     VALUE
 ----------- -------------------------------------------   ------------
 COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------
             ENERGY MINERALS--CONTINUED
             -------------------------------------------
      32,000 Mobil Corp.                                   $  3,736,000
             -------------------------------------------   ------------
              Total                                           9,865,325
             -------------------------------------------   ------------
             FINANCE--12.1%
             -------------------------------------------
      92,200 Bank of New York Co., Inc.                       3,054,125
             -------------------------------------------
      79,600 Chubb Corp.                                      3,980,000
             -------------------------------------------
     113,700 Federal National Mortgage Association            4,448,513
             -------------------------------------------
     120,400 KeyCorp                                          5,613,650
             -------------------------------------------
      54,200 NationsBank Corp.                                5,108,350
             -------------------------------------------
      58,300 Providian Corp.                                  2,740,100
             -------------------------------------------
      77,500 SunAmerica, Inc.                                 2,906,250
             -------------------------------------------   ------------
              Total                                          27,850,988
             -------------------------------------------   ------------
             HEALTH SERVICES--7.4%
             -------------------------------------------
     112,950 Columbia/HCA Healthcare Corp.                    4,037,963
             -------------------------------------------
      35,200 (a)FHP International Corp.                       1,201,200
             -------------------------------------------
     126,700 Integrated Health Services, Inc.                 3,119,987
             -------------------------------------------
     101,900 Mallinckrodt, Inc.                               4,432,650
             -------------------------------------------
      82,400 (a)Ornda Healthcorp                              2,245,400
             -------------------------------------------
      28,500 (a)PacifiCare Health Systems, Inc., Class B      2,002,125
             -------------------------------------------   ------------
              Total                                          17,039,325
             -------------------------------------------   ------------
             HEALTH TECHNOLOGY--5.1%
             -------------------------------------------
      57,700 Bristol-Myers Squibb Co.                         6,101,775
             -------------------------------------------
      69,400 Pfizer, Inc.                                     5,742,850
             -------------------------------------------   ------------
              Total                                          11,844,625
             -------------------------------------------   ------------
             INSURANCE--1.5%
             -------------------------------------------
     139,650 Old Republic International Corp.                 3,456,337
             -------------------------------------------   ------------
             PROCESS INDUSTRIES--5.2%
             -------------------------------------------
     105,600 International Paper Co.                          4,514,400
             -------------------------------------------
      46,400 Praxair, Inc.                                    2,053,200
             -------------------------------------------
      59,400 Sherwin-Williams Co.                             2,977,425
             -------------------------------------------

STOCK FUND
--------------------------------------------------------------------------------

   SHARES                                                             VALUE
 ----------- ---------------------------------------------------   ------------
 COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------
             PROCESS INDUSTRIES--CONTINUED
             ---------------------------------------------------
      56,000 Union Carbide Corp.                                   $  2,387,000
             ---------------------------------------------------   ------------
              Total                                                  11,932,025
             ---------------------------------------------------   ------------
             PRODUCER MANUFACTURING--8.0%
             ---------------------------------------------------
      33,500 Caterpillar, Inc.                                        2,298,938
             ---------------------------------------------------
      41,900 General Electric Co.                                     4,053,825
             ---------------------------------------------------
     293,200 Hanson PLC, ADR                                          1,869,150
             ---------------------------------------------------
      53,700 Illinois Tool Works, Inc.                                3,772,425
             ---------------------------------------------------
      53,500 Tenneco, Inc.                                            2,648,250
             ---------------------------------------------------
      91,600 (a)Wolverine Tube, Inc.                                  3,652,550
             ---------------------------------------------------   ------------
              Total                                                  18,295,138
             ---------------------------------------------------   ------------
             RETAIL TRADE--3.6%
             ---------------------------------------------------
      33,800 (a)Carson Pirie Scott & Co.                                840,775
             ---------------------------------------------------
     124,900 Dillard Department Stores, Inc., Class A                 3,965,575
             ---------------------------------------------------
     130,000 Wal-Mart Stores, Inc.                                    3,461,250
             ---------------------------------------------------   ------------
              Total                                                   8,267,600
             ---------------------------------------------------   ------------
             TRANSPORTATION--1.0%
             ---------------------------------------------------
      52,900 CSX Corp.                                                2,281,313
             ---------------------------------------------------   ------------
             UTILITIES--12.3%
             ---------------------------------------------------
     128,100 Coastal Corp.                                            5,508,300
             ---------------------------------------------------
      76,200 Consolidated Edison Co.                                  2,228,850
             ---------------------------------------------------
     106,300 GTE Corp.                                                4,477,888
             ---------------------------------------------------
     102,600 Houston Industries, Inc.                                 2,346,975
             ---------------------------------------------------
     220,900 MCI Communications Corp.                                 5,550,112
             ---------------------------------------------------
      42,600 Northern States Power Co.                                2,002,200
             ---------------------------------------------------
      94,800 Sprint Corp.                                             3,720,900
             ---------------------------------------------------
     156,100 Westcoast Energy, Inc.                                   2,575,650
             ---------------------------------------------------   ------------
              Total                                                  28,410,875
             ---------------------------------------------------   ------------
              TOTAL COMMON STOCKS (IDENTIFIED COST $153,559,737)    200,952,263
             ---------------------------------------------------   ------------

STOCK FUND
--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
   AMOUNT                                                          VALUE
 ----------- ------------------------------------------------   ------------
 PREFERRED STOCKS--0.6%
----------------------------------------------------------------------------
             HEALTH SERVICES--0.6%
             ------------------------------------------------
      51,000 FHP International Corp., Cumulative Conv. Pfd.,
             Series A, $1.25
             (IDENTIFIED COST $1,230,375)                       $  1,466,250
             ------------------------------------------------   ------------
 MUTUAL FUNDS--2.1%
----------------------------------------------------------------------------
             Seven Seas Series Government Fund (at net asset       4,840,784
   4,840,784 value)
             ------------------------------------------------   ------------
 (B) REPURCHASE AGREEMENT--10.4%
----------------------------------------------------------------------------
 $24,000,000 Morgan Stanley Group, Inc., 5.28%, dated
             10/30/1996, due 11/6/1996
             (at amortized cost)                                  24,000,000
             ------------------------------------------------   ------------
              TOTAL INVESTMENTS (IDENTIFIED COST $183,630,896   $231,259,297
             )(C)
             ------------------------------------------------   ------------


(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on the market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $183,630,896. The net unrealized appreciation of investments on a federal tax basis amounts to $47,628,401 which is comprised of $49,563,032 appreciation and $1,934,631 depreciation at October 31, 1996.

Note: The categories of investments are shown as a percentage of net assets ($230,259,498) at October 31, 1996.

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)

BOND FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                            VALUE
 ---------- ---------------------------------------------------   -----------
 LONG-TERM INVESTMENTS--98.2%
-----------------------------------------------------------------------------
 CORPORATE BONDS--46.4%
-----------------------------------------------------------------------------
            COMMERCIAL SERVICES--2.2%
            ---------------------------------------------------
 $2,000,000 Equifax, Inc., Sr. Note, 6.50%, 6/15/2003             $ 1,960,242
            ---------------------------------------------------   -----------
            CONSUMER NON-DURABLES--2.8%
            ---------------------------------------------------
            Philip Morris Cos., Inc., Unsecd. Note, 7.125%,         1,505,763
  1,500,000 10/1/2004
            ---------------------------------------------------
            Philip Morris Cos., Inc., Unsecd. Note, 7.125%,         1,019,991
  1,000,000 12/1/1999
            ---------------------------------------------------   -----------
             Total                                                  2,525,754
            ---------------------------------------------------   -----------
            CONSUMER SERVICES--2.2%
            ---------------------------------------------------
  2,000,000 Gannett Co., Inc., Unsecd. Note, 5.85%, 5/1/2000        1,972,128
            ---------------------------------------------------   -----------
            ELECTRONIC TECHNOLOGY--5.8%
            ---------------------------------------------------
  3,000,000 Beckman Instruments, Inc., Deb., 7.05%, 6/1/2026        3,068,850
            ---------------------------------------------------
  2,300,000 Motorola, Inc., Unsecd. Note, 6.50%, 3/1/2008           2,246,661
            ---------------------------------------------------   -----------
             Total                                                  5,315,511
            ---------------------------------------------------   -----------
            FINANCE--20.1%
            ---------------------------------------------------
            Associates Corp. of North America, Sr. Note, 6.00%,     1,977,060
  2,000,000 6/15/2000
            ---------------------------------------------------
            Bank of New York Co., Inc., Sub. Note, 8.50%,           2,743,192
  2,500,000 12/15/2004
            ---------------------------------------------------
            Ford Motor Credit Corp., Unsecd. Note, 7.75%,           2,598,627
  2,500,000 10/1/1999
            ---------------------------------------------------
            General Motors Acceptance Corp., Note, 6.65%,           2,934,150
  3,000,000 11/15/2005
            ---------------------------------------------------
            National Rural Utilities Cooperative Finance Corp.,     2,033,446
  2,000,000 Sr. Note, 6.75%, 9/1/2001
            ---------------------------------------------------
  3,500,000 Northern Trust Corp., Sub. Note, 6.70%, 9/15/2005       3,457,839
            ---------------------------------------------------
            Standard Credit Card Master Trust 1991-6, Class A,      2,583,623
  2,500,000 7.875%, 1/7/2000
            ---------------------------------------------------   -----------
             Total                                                 18,327,937
            ---------------------------------------------------   -----------
            HEALTH TECHNOLOGY--0.8%
            ---------------------------------------------------
    750,000 Merck & Co., Inc., Deb., 6.00%, 1/15/1997                 750,524
            ---------------------------------------------------   -----------
            PROCESS INDUSTRIES--1.2%
            ---------------------------------------------------
            Du Pont (E.I.) de Nemours & Co., Note, 8.125%,          1,086,466
  1,000,000 3/15/2004
            ---------------------------------------------------   -----------

BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                             VALUE
 ---------- ----------------------------------------------------   -----------
 LONG-TERM INVESTMENTS--CONTINUED
------------------------------------------------------------------------------
 CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------
            RETAIL TRADE--3.6%
            ----------------------------------------------------
 $3,500,000 Wal-Mart Stores, Inc., Note, 5.875%, 10/15/2005        $ 3,297,620
            ----------------------------------------------------   -----------
            TRANSPORTATION--2.8%
            ----------------------------------------------------
            Norfolk Southern Corp., Equip. Trust, Series C,          1,074,877
  1,000,000 7.75%, 8/15/2006
            ----------------------------------------------------
            Union Pacific Railroad Co., Equip. Trust, Series 87,     1,509,704
  1,500,000 6.44%, 1/15/1998
            ----------------------------------------------------   -----------
             Total                                                   2,584,581
            ----------------------------------------------------   -----------
            UTILITIES--4.9%
            ----------------------------------------------------
  3,500,000 Georgia Power Co., 1st Mtg. Bond, 6.625%, 4/1/2003       3,468,332
            ----------------------------------------------------
            New England Telephone & Telegraph, Unsecd. Note,         1,004,396
  1,000,000 6.25%, 12/15/1997
            ----------------------------------------------------   -----------
             Total                                                   4,472,728
            ----------------------------------------------------   -----------
             TOTAL CORPORATE BONDS (IDENTIFIED COST $40,830,705)    42,293,491
            ----------------------------------------------------   -----------
 GOVERNMENT AGENCIES--25.2%
------------------------------------------------------------------------------
            FEDERAL HOME LOAN BANK--2.2%
            ----------------------------------------------------
  2,000,000 7.50%, 9/30/2003                                         2,029,216
            ----------------------------------------------------   -----------
            FEDERAL HOME LOAN MORTGAGE CORP.--9.1%
            ----------------------------------------------------
  3,000,000 7.41%, 8/3/2005                                          3,012,999
            ----------------------------------------------------
  2,500,516 7.50%, 5/1/2011                                          2,551,399
            ----------------------------------------------------
  2,692,840 8.00%, 3/1/2000                                          2,762,366
            ----------------------------------------------------   -----------
             Total                                                   8,326,764
            ----------------------------------------------------   -----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION--4.8%
            ----------------------------------------------------
  2,500,000 8.25%, 10/12/2004                                        2,612,822
            ----------------------------------------------------
  1,641,314 10.00%, 1/1/2020                                         1,796,213
            ----------------------------------------------------   -----------
             Total                                                   4,409,035
            ----------------------------------------------------   -----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--9.1%
            ----------------------------------------------------
  1,512,720 7.00%, 8/15/2008                                         1,521,220
            ----------------------------------------------------
    769,532 8.00%, 5/15/2022                                           787,808
            ----------------------------------------------------
  1,890,899 8.50%, 10/15/2009                                        1,976,580
            ----------------------------------------------------
    989,182 8.50%, 5/15/2024                                         1,028,439
            ----------------------------------------------------

BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                           VALUE
 ---------- --------------------------------------------------   -----------
 LONG-TERM INVESTMENTS--CONTINUED
----------------------------------------------------------------------------
 GOVERNMENT AGENCIES--CONTINUED
----------------------------------------------------------------------------
 $1,049,767 9.50%, 4/15/2020                                     $ 1,133,420
            --------------------------------------------------
  1,686,875 9.50%, 11/15/2024                                      1,821,297
            --------------------------------------------------   -----------
             Total                                                 8,268,764
            --------------------------------------------------   -----------
             TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST           23,033,779
            $22,516,762)
            --------------------------------------------------   -----------
 U.S. TREASURY--26.6%
----------------------------------------------------------------------------
            U.S. TREASURY SECURITIES--8.3%
            --------------------------------------------------
  2,350,000 STRIP, 2/15/2006                                       1,299,651
            --------------------------------------------------
  5,000,000 STRIP, 5/15/2006                                       2,718,965
            --------------------------------------------------
  8,050,000 STRIP, 5/15/2009                                       3,528,959
            --------------------------------------------------   -----------
             Total                                                 7,547,575
            --------------------------------------------------   -----------
            U.S. TREASURY BONDS--12.6%
            --------------------------------------------------
  3,500,000 6.00%, 2/15/2026                                       3,195,938
            --------------------------------------------------
  2,000,000 6.875%, 8/15/2025                                      2,045,000
            --------------------------------------------------
  2,750,000 7.25%, 5/15/2016                                       2,902,105
            --------------------------------------------------
  1,000,000 7.50%, 11/15/2016                                      1,081,875
            --------------------------------------------------
  1,000,000 7.875%, 2/15/2021                                      1,129,375
            --------------------------------------------------
  1,000,000 8.00%, 11/15/2021                                      1,146,250
            --------------------------------------------------   -----------
             Total                                                11,500,543
            --------------------------------------------------   -----------
            U.S. TREASURY NOTES--5.7%
            --------------------------------------------------
  1,000,000 7.00%, 4/15/1999                                       1,026,250
            --------------------------------------------------
  1,000,000 7.125%, 10/15/1998                                     1,025,000
            --------------------------------------------------
  1,000,000 8.00%, 8/15/1999                                       1,053,125
            --------------------------------------------------
  1,000,000 8.00%, 5/15/2001                                       1,075,311
            --------------------------------------------------
  1,000,000 8.125%, 2/15/1998                                      1,030,936
            --------------------------------------------------   -----------
             Total                                                 5,210,622
            --------------------------------------------------   -----------
             TOTAL U.S. TREASURY (IDENTIFIED COST $23,946,875)    24,258,740
            --------------------------------------------------   -----------
             TOTAL LONG-TERM INVESTMENTS (IDENTIFIED COST         89,586,010
            $87,294,342)
            --------------------------------------------------   -----------

BOND FUND
-------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                            VALUE
 ---------- ---------------------------------------------------   -----------
 SHORT-TERM INVESTMENTS--0.5%
-----------------------------------------------------------------------------
            MUTUAL FUNDS--0.5%
            ---------------------------------------------------
            Seven Seas Series Government Fund (at net asset       $   478,122
 $  478,122 value)
            ---------------------------------------------------   -----------
             TOTAL INVESTMENTS (IDENTIFIED COST $87,772,464)(A)   $90,064,132
            ---------------------------------------------------   -----------


(a) The cost of investments for federal tax purposes amounts to $87,772,464. The net unrealized appreciation of investments on a federal tax basis amounts to $2,291,668 which is comprised of $2,699,767 appreciation and $408,099 depreciation at October 31, 1996.

Note: The categories of investments are shown as a percentage of net assets ($91,240,770) at October 31, 1996.

The following acronym is used throughout this portfolio:

STRIP--Separate Trading of Registered Interest & Principal of Securities

(See Notes which are an integral part of the Financial Statements)

INCOME FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                             VALUE
 ---------- ----------------------------------------------------   -----------
 ASSET-BACKED SECURITIES--4.1%
------------------------------------------------------------------------------
            AUTO LOANS--4.1%
            ----------------------------------------------------
 $1,674,954 Banc One Auto Trust 1996-A, Class A, 6.10%,
            10/15/2002
            (IDENTIFIED COST $1,674,169)                           $ 1,683,462
            ----------------------------------------------------   -----------
 CORPORATE BONDS--28.3%
------------------------------------------------------------------------------
            AUTOMOTIVE--5.0%
            ----------------------------------------------------
  1,000,000 Ford Motor Credit Corp., 8.20%, 2/15/2002                1,068,230
            ----------------------------------------------------
  1,000,000 General Motors Acceptance Corp., 6.625%, 10/1/2002         996,587
            ----------------------------------------------------   -----------
             Total                                                   2,064,817
            ----------------------------------------------------   -----------
            BANKING--2.4%
            ----------------------------------------------------
  1,000,000 NationsBank Corp., 5.125%, 9/15/1998                       983,839
            ----------------------------------------------------   -----------
            COMMERCIAL--2.5%
            ----------------------------------------------------
  1,000,000 International Lease Finance Corp., 7.00%, 6/1/1998       1,014,982
            ----------------------------------------------------   -----------
            CONSUMER NON-DURABLES--1.3%
            ----------------------------------------------------
    500,000 Procter & Gamble Co., Deb., 8.70%, 8/1/2001                547,677
            ----------------------------------------------------   -----------
            DIVERSIFIED--2.5%
            ----------------------------------------------------
  1,000,000 Philip Morris Cos., Inc., Note, 7.625%, 5/15/2002        1,036,128
            ----------------------------------------------------   -----------
            ENTERTAINMENT--4.8%
            ----------------------------------------------------
  2,000,000 Disney (Walt) Co., 6.375%, 3/30/2001                     1,997,596
            ----------------------------------------------------   -----------
            FINANCIAL SERVICES--2.6%
            ----------------------------------------------------
  1,000,000 Merrill Lynch & Co., Inc., 8.375%, 2/9/2000              1,057,914
            ----------------------------------------------------   -----------
            RETAIL--1.2%
            ----------------------------------------------------
    500,000 Dillard Department Stores, Inc., 7.375%, 6/15/1999         514,993
            ----------------------------------------------------   -----------
            TRANSPORTATION--1.2%
            ----------------------------------------------------
            Norfolk & Western Railroad Co., Equip. Trust, 8.75%,       517,077
    500,000 2/1/1998
            ----------------------------------------------------   -----------
            UTILITIES--4.8%
            ----------------------------------------------------
  1,000,000 Consolidated Edison Co., Deb., 6.50%, 2/1/2001           1,000,773
            ----------------------------------------------------

INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                             VALUE
 ---------- ----------------------------------------------------   -----------
 CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------
 UTILITIES--CONTINUED
------------------------------------------------------------------------------
 $1,000,000 Southwestern Bell Telephone Co., 6.125%, 3/1/2000      $   996,792
            ----------------------------------------------------   -----------
             Total                                                   1,997,565
            ----------------------------------------------------   -----------
             TOTAL CORPORATE BONDS (IDENTIFIED COST $11,509,879)    11,732,588
            ----------------------------------------------------   -----------
 GOVERNMENT AGENCIES--7.3%
------------------------------------------------------------------------------
            FEDERAL HOME LOAN BANK--2.4%
            ----------------------------------------------------
  1,000,000 7.08%, 3/17/2000                                         1,000,639
            ----------------------------------------------------   -----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION--4.9%
            ----------------------------------------------------
  2,000,000 7.055%, 6/7/2001                                         2,047,416
            ----------------------------------------------------   -----------
             TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST              3,048,055
            $2,999,688)
            ----------------------------------------------------   -----------
 MORTGAGE BACKED SECURITIES--20.3%
------------------------------------------------------------------------------
            FEDERAL HOME LOAN MORTGAGE CORPORATION--4.5%
            ----------------------------------------------------
  1,908,006 5.50%, 12/1/2000                                         1,873,583
            ----------------------------------------------------   -----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION--11.6%
            ----------------------------------------------------
    998,504 8.00%, 8/1/2003                                          1,027,519
            ----------------------------------------------------
  1,768,705 7.00%, 4/1/1999                                          1,793,943
            ----------------------------------------------------
  1,974,043 7.00%, 5/1/2003                                          1,991,316
            ----------------------------------------------------   -----------
             Total                                                   4,812,778
            ----------------------------------------------------   -----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--4.2%
            ----------------------------------------------------
    795,955 8.50%, 7/15/2024                                           830,084
            ----------------------------------------------------
    861,806 8.00%, 10/15/2009                                          892,821
            ----------------------------------------------------   -----------
             Total                                                   1,722,905
            ----------------------------------------------------   -----------
             TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST       8,409,266
            $8,352,882)
            ----------------------------------------------------   -----------
 U.S. TREASURY NOTES--34.2%
------------------------------------------------------------------------------
  1,000,000 7.125%, 10/15/1998                                       1,025,000
            ----------------------------------------------------
  1,000,000 7.125%, 2/29/2000                                        1,034,061
            ----------------------------------------------------
  1,000,000 7.00%, 4/15/1999                                         1,026,250
            ----------------------------------------------------
  1,000,000 6.75%, 5/31/1997                                         1,007,186
            ----------------------------------------------------
  1,000,000 6.375%, 1/15/1999                                        1,011,875
            ----------------------------------------------------
  2,500,000 6.375%, 5/15/1999                                        2,530,173
            ----------------------------------------------------

INCOME FUND
-------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                            VALUE
 ---------- ---------------------------------------------------   -----------
 U.S. TREASURY NOTES--CONTINUED
-----------------------------------------------------------------------------
 $2,500,000 6.375%, 3/31/2001                                     $ 2,529,688
            ---------------------------------------------------
  1,000,000 6.25%, 8/31/2000                                        1,007,500
            ---------------------------------------------------
  1,000,000 6.125%, 12/31/1996                                      1,001,522
            ---------------------------------------------------
  1,000,000 6.125%, 3/31/1998                                       1,006,718
            ---------------------------------------------------
  1,000,000 5.625%, 1/31/1998                                       1,000,115
            ---------------------------------------------------   -----------
             TOTAL U.S. TREASURY NOTES (IDENTIFIED COST            14,180,088
            $14,061,406)
            ---------------------------------------------------   -----------
 MUTUAL FUNDS--4.6%
-----------------------------------------------------------------------------
            Seven Seas Series Government Fund (at net asset         1,909,712
  1,909,712 value)
            ---------------------------------------------------   -----------
             TOTAL INVESTMENTS (IDENTIFIED COST $40,507,736)(A)   $40,963,171
            ---------------------------------------------------   -----------


(a) The cost of investments for federal tax purposes amounts to $40,507,736. The net unrealized appreciation of investments on a federal tax basis amounts to $455,435 which is comprised of $532,366 appreciation and $76,931 depreciation at October 31, 1996.

Note: The categories of investments are shown as a percentage of net assets ($41,463,856) at October 31, 1996.

(See Notes which are an integral part of the Financial Statements)

SOUTHTRUST VULCAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                            TREASURY
                                          OBLIGATIONS
                                             MONEY        BOND           STOCK          INCOME
                                          MARKET FUND     FUND            FUND           FUND
                                          ------------ -----------    ------------    -----------
ASSETS:
----------------------------------------
Investments in repurchase agreements      $218,978,000 $   --         $ 24,000,000    $   --
----------------------------------------
Investments in securities                  202,788,361  90,064,132     207,259,297    40,963,171
----------------------------------------  ------------ -----------    ------------    -----------
  Total investments in securities, at
  value                                   $421,766,361 $90,064,132    $231,259,297    $40,963,171
----------------------------------------
Income receivable                               34,277   1,202,048         146,396        512,518
----------------------------------------
Prepaid expenses                                 1,584     --              --             --
----------------------------------------
Deferred expenses                               10,637       3,596           3,631        --
----------------------------------------  ------------ -----------    ------------    -----------
  Total assets                             421,812,859  91,269,776     231,409,324     41,475,689
----------------------------------------  ------------ -----------    ------------    -----------
LIABILITIES:
----------------------------------------
Payable for investments purchased              --          --            1,136,800        --
----------------------------------------
Payable for shares redeemed                    --          --                3,000        --
----------------------------------------
Income distribution payable                  1,602,850     --              --             --
----------------------------------------
Accrued expenses                               --           29,006          10,026         11,833
----------------------------------------  ------------ -----------    ------------    -----------
  Total liabilities                          1,602,850      29,006       1,149,826         11,833
----------------------------------------  ------------ -----------    ------------    -----------
NET ASSETS CONSIST OF:
----------------------------------------
Paid in capital                            420,210,009  89,569,971     164,866,575     42,509,641
----------------------------------------
Net unrealized appreciation of
investments                                    --        2,291,668      47,628,401        455,435
----------------------------------------
Accumulated net realized gain(loss) on
investments                                    --         (981,612)     17,627,630     (1,571,075)
----------------------------------------
Undistributed net investment income            --          360,743         136,892         69,855
----------------------------------------  ------------ -----------    ------------    -----------
  Total Net Assets                        $420,210,009 $91,240,770    $230,259,498    $41,463,856
----------------------------------------  ------------ -----------    ------------    -----------
Shares Outstanding                         420,210,009   8,971,842      15,069,770      4,212,514
----------------------------------------  ------------ -----------    ------------    -----------
NET ASSET VALUE PER SHARE:                $       1.00 $     10.17    $      15.28    $      9.84
(Net Assets / Shares Outstanding)         ------------ -----------    ------------    -----------
----------------------------------------
Offering Price Per Share(a)               $       1.00 $     10.54(b) $      16.00(c) $     10.20(b)
----------------------------------------  ------------ -----------    ------------    -----------
Redemption Proceeds Per Share(a)          $       1.00 $     10.07(d) $      15.13(d) $      9.74(d)
----------------------------------------  ------------ -----------    ------------    -----------
Investments, at identified cost           $421,766,361 $87,772,464    $183,630,896    $40,507,736
----------------------------------------  ------------ -----------    ------------    -----------
Investments, at tax cost                  $421,766,361 $87,772,464    $183,630,896    $40,507,736
----------------------------------------  ------------ -----------    ------------    -----------


(a) See "How to Purchase, Exchange and Redeem Shares" in the prospectus.
(b) Computation of offering price: 100/96.5 of net asset value.
(c) Computation of offering price: 100/95.5 of net asset value.
(d) Computation of redemption proceeds: 99/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

SOUTHTRUST VULCAN FUNDS
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                             TREASURY
                           OBLIGATIONS
                           MONEY MARKET    BOND        STOCK        INCOME
                               FUND        FUND        FUND          FUND
                           ------------ ----------  -----------  ------------
INVESTMENT INCOME:
-------------------------
Dividends                   $   --      $   --      $ 1,906,813  $     --
-------------------------
Interest                    10,749,290   3,052,130      758,764     1,402,186
-------------------------   ----------  ----------  -----------  ------------
 Total income               10,749,290   3,052,130    2,665,577     1,402,186
-------------------------   ----------  ----------  -----------  ------------
EXPENSES:
-------------------------
Investment advisory fee      1,022,282     258,993      805,131       130,203
-------------------------
Administrative personnel
and services fee               253,888      53,664      133,475        50,410
-------------------------
Custodian fees                  32,167      13,282       15,741        11,352
-------------------------
Transfer and dividend
disbursing agent fees and
expenses                        27,251      17,666       16,045        10,316
-------------------------
Directors'/Trustees' fees       13,331       2,380        4,846         1,052
-------------------------
Auditing fees                    6,079       4,941        4,930         3,118
-------------------------
Legal fees                       3,055       1,440        2,751         2,281
-------------------------
Portfolio accounting fees       60,737      30,584       29,621        25,216
-------------------------
Share registration costs        41,961      10,921       12,463        19,916
-------------------------
Printing and postage             2,517         800        1,659         3,314
-------------------------
Insurance premiums               3,395       1,200        2,504           985
-------------------------
Miscellaneous                    4,273       1,200        1,838         1,381
-------------------------   ----------  ----------  -----------  ------------
  Total expenses             1,470,936     397,071    1,031,004       259,544
-------------------------
Waivers--
-------------------------
Waiver of investment          (408,913)    (21,583)     (32,205)      (54,621)
 advisory fee               ----------  ----------  -----------  ------------
-------------------------
  Net expenses               1,062,023     375,488      998,799       204,923
-------------------------   ----------  ----------  -----------  ------------
    Net investment income    9,687,267   2,676,642    1,666,778     1,197,263
-------------------------   ----------  ----------  -----------  ------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
-------------------------
Net realized gain (loss)
on investments                  --             505    5,912,270    (1,470,328)
-------------------------
Net change in unrealized
appreciation of                 --       1,434,016    7,319,995     1,624,443
investments                 ----------  ----------  -----------  ------------
-------------------------
   Net realized and
   unrealized gain on           --       1,434,521   13,232,265       154,115
   investments              ----------  ----------  -----------  ------------
-------------------------
    Change in net assets    $9,687,267  $4,111,163  $14,899,043  $  1,351,378
resulting from operations   ----------  ----------  -----------  ------------
-------------------------


(See Notes which are an integral part of the Financial Statements)

SOUTHTRUST VULCAN FUNDS
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                              TREASURY OBLIGATIONS                  BOND
                                MONEY MARKET FUND                   FUND
                          ------------------------------  --------------------------
                           SIX MONTHS                      SIX MONTHS
                              ENDED                          ENDED
                           (UNAUDITED)     YEAR ENDED     (UNAUDITED)    YEAR ENDED
                           OCTOBER 31,      APRIL 30,     OCTOBER 31,    APRIL 30,
                          -------------  ---------------  ------------  ------------
                              1996            1996            1996          1996
------------------------  -------------  ---------------  ------------  ------------
INCREASE (DECREASE) IN
NET ASSETS:
------------------------
OPERATIONS--
------------------------
Net investment income     $   9,687,267  $    15,808,087  $  2,676,642  $  5,147,356
------------------------
Net realized gain (loss)
on investments                 --              --                  505        86,918
------------------------
Net change in unrealized
appreciation
(depreciation)
of investments                 --              --            1,434,016        63,058
------------------------  -------------  ---------------  ------------  ------------
  Change in net assets
  resulting from
  operations                  9,687,267       15,808,087     4,111,163     5,297,332
------------------------  -------------  ---------------  ------------  ------------
DISTRIBUTIONS TO
SHAREHOLDERS--
------------------------
Distributions from net
investment income            (9,687,267)     (15,808,087)   (2,659,787)   (4,879,000)
------------------------  -------------  ---------------  ------------  ------------
SHARE TRANSACTIONS--
------------------------
Proceeds from sale of
shares                      533,433,149    1,137,724,946    16,962,881    20,766,411
------------------------
Net asset value of
shares issued to
shareholders in payment
of distributions
declared                        238,070          162,859        13,962        31,087
------------------------
Cost of shares redeemed    (559,190,167)  (1,006,358,894)  (10,444,536)  (14,367,477)
------------------------  -------------  ---------------  ------------  ------------
  Change in net assets
   resulting from share
   transactions             (25,518,948)     131,528,911     6,532,307     6,430,021
------------------------  -------------  ---------------  ------------  ------------
    Change in net assets    (25,518,948)     131,528,911     7,983,683     6,848,353
------------------------
NET ASSETS:
------------------------
Beginning of period         445,728,957      314,200,046    83,257,087    76,408,734
------------------------  -------------  ---------------  ------------  ------------
End of period             $ 420,210,009  $   445,728,957  $ 91,240,770  $ 83,257,087
------------------------  -------------  ---------------  ------------  ------------
Undistributed net
investment income
included in net assets
at the end of the period  $  --          $     --         $    360,743  $    343,888
------------------------  -------------  ---------------  ------------  ------------


(See Notes which are an integral part of the Financial Statements)

SOUTHTRUST VULCAN FUNDS
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                     STOCK                        INCOME
                                      FUND                         FUND
                          -----------------------------  --------------------------
                            SIX MONTHS                    SIX MONTHS
                              ENDED                         ENDED
                           (UNAUDITED)     YEAR ENDED    (UNAUDITED)   PERIOD ENDED
                           OCTOBER 31,      APRIL 30,    OCTOBER 31,    APRIL 30,
                          --------------  -------------  ------------  ------------
                               1996           1996           1996        1996(A)
------------------------  --------------  -------------  ------------  ------------
INCREASE (DECREASE) IN
NET ASSETS:
------------------------
OPERATIONS--
------------------------
Net investment income     $    1,666,778  $   2,938,421  $  1,197,263  $  1,086,393
------------------------
Net realized gain (loss)
on investments                 5,912,270     15,684,545    (1,470,328)     (100,747)
------------------------
Net change in unrealized
appreciation
(depreciation)
of investments                 7,319,995     27,055,507     1,624,443    (1,169,008)
------------------------  --------------  -------------  ------------  ------------
  Change in net assets
  resulting from
  operations                  14,899,043     45,678,473     1,351,378      (183,362)
------------------------  --------------  -------------  ------------  ------------
DISTRIBUTIONS TO
SHAREHOLDERS--
------------------------
Distributions from net
investment income             (1,729,179)    (2,853,915)   (1,185,093)   (1,028,708)
------------------------
Distributions from net
realized gain on
investment transactions         --           (5,617,636)      --            --
------------------------  --------------  -------------  ------------  ------------
  Change in net assets
  from distributions to
  shareholders                (1,729,179)    (8,471,551)   (1,185,093)   (1,028,708)
------------------------  --------------  -------------  ------------  ------------
SHARE TRANSACTIONS--
------------------------
Proceeds from sale of
shares                        22,879,380     57,273,724     6,451,171    82,289,179
------------------------
Net asset value of
shares issued to
shareholders in payment
of distributions
declared                          44,856        217,396       --            --
------------------------
Cost of shares redeemed      (10,255,846)   (28,557,564)  (43,300,171)   (2,930,538)
------------------------  --------------  -------------  ------------  ------------
  Change in net assets
   resulting from share
   transactions               12,668,390     28,933,556   (36,849,000)   79,358,641
------------------------  --------------  -------------  ------------  ------------
    Change in net assets      25,838,254     66,140,478   (36,682,715)   78,146,571
------------------------
NET ASSETS:
------------------------
Beginning of period          204,421,244    138,280,766    78,146,571       --
------------------------  --------------  -------------  ------------  ------------
End of period             $  230,259,498  $ 204,421,244  $ 41,463,856  $ 78,146,571
------------------------  --------------  -------------  ------------  ------------
Undistributed net
investment income
included in net assets
at the end of the period  $      136,892  $     199,293  $     69,855  $     57,685
------------------------  --------------  -------------  ------------  ------------


(a)For the period from January 10, 1996 (date of initial public investment) to April 30, 1996.

(See Notes which are an integral part of the Financial Statements)

SOUTHTRUST VULCAN FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                               NET
                                            REALIZED
                                               AND                              DISTRIBUTIONS
                      NET ASSET            UNREALIZED             DISTRIBUTIONS   FROM NET
                       VALUE,      NET     GAIN(LOSS)  TOTAL FROM   FROM NET      REALIZED
                      BEGINNING INVESTMENT     ON      INVESTMENT  INVESTMENT      GAIN ON        TOTAL
YEAR ENDED APRIL 30,  OF PERIOD   INCOME   INVESTMENTS OPERATIONS    INCOME      INVESTMENTS  DISTRIBUTIONS
--------------------  --------- ---------- ----------- ---------- ------------- ------------- -------------
TREASURY OBLIGATIONS
MONEY MARKET FUND
1993(a)                $ 1.00      0.03        --         0.03        (0.03)         --           (0.03)
1994                   $ 1.00      0.03        --         0.03        (0.03)         --           (0.03)
1995                   $ 1.00      0.05        --         0.05        (0.05)         --           (0.05)
1996                   $ 1.00      0.05        --         0.05        (0.05)         --           (0.05)
1996(b)                $ 1.00      0.02        --         0.02        (0.02)         --           (0.02)
BOND FUND
1993(a)                $10.00      0.66        0.69       1.35        (0.62)        (0.02)        (0.64)
1994                   $10.71      0.63       (0.58)      0.05        (0.65)        (0.07)        (0.72)
1995                   $10.04      0.61       (0.09)      0.52        (0.61)         --           (0.61)
1996                   $ 9.95      0.59        0.03       0.62        (0.56)         --           (0.56)
1996(b)                $10.01      0.31        0.16       0.47        (0.31)         --           (0.31)
STOCK FUND
1993(a)                $10.00      0.19        0.35       0.54        (0.18)         --           (0.18)
1994                   $10.36      0.19       (0.28)     (0.09)       (0.19)         --           (0.19)
1995                   $10.08      0.20        1.43       1.63        (0.20)         --           (0.20)
1996                   $11.51      0.23        3.33       3.56        (0.23)        (0.44)        (0.67)
1996(b)                $14.40      0.12        0.88       1.00        (0.12)         --           (0.12)
INCOME FUND
1996(f)                $10.00      0.16       (0.25)     (0.09)       (0.14)         --           (0.14)
1996(b)                $ 9.77      0.29        0.06       0.35        (0.28)         --           (0.28)


(a) Reflects operations for the period from May 8, 1992 (date of initial public investment) to April 30, 1993.
(b) Six months ended October 31, 1996 (unaudited).
(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(e) Computed on an annualized basis.
(f) Reflects operations for the period from January 10, 1996 (date of initial public investment) to April 30, 1996.

(See Notes which are an integral part of the Financial Statements)

                           RATIOS TO AVERAGE NET ASSETS
NET ASSET            --------------------------------------------  NET ASSETS,
 VALUE,                            NET                               END OF     PORTFOLIO  AVERAGE
 END OF      TOTAL              INVESTMENT  EXPENSE/REIMBURSEMENT    PERIOD     TURNOVER  COMMISSION
 PERIOD    RETURN(C) EXPENSES     INCOME          WAIVER(D)       (000 OMITTED)   RATE       PAID
---------  --------- --------   ----------  --------------------- ------------- --------- ----------
 $ 1.00       2.93%    0.39%(e)    2.93%(e)         0.36%(e)        $194,771      $ --        --
 $ 1.00       2.83%    0.40%       2.81%            0.33%           $278,924      $ --        --
 $ 1.00       4.62%    0.43%       4.56%            0.30%           $314,200      $ --        --
 $ 1.00       5.26%    0.48%       5.11%            0.22%           $445,729      $ --        --
 $ 1.00       2.41%    0.52%(e)    4.74%(e)         0.20%(e)        $420,210      $ --        --
 $10.71      13.44%    0.39%(e)    6.53%(e)         0.59%(e)        $ 25,989         19%      --
 $10.04       0.33%    0.51%       5.97%            0.58%           $ 32,767          6%      --
 $ 9.95       5.41%    0.75%       6.29%            0.28%           $ 76,409         48%      --
 $10.01       6.78%    0.87%       6.28%            0.08%           $ 83,257         28%      --
 $10.17       4.79%    0.87%(e)    6.20%(e)         0.05%(e)        $ 91,241         19%      --
 $10.36       5.54%    0.39%(e)    1.91%(e)         0.74%(e)        $ 30,935         34%      --
 $10.08      (0.90%)   0.48%       1.82%            0.69%           $ 37,114         46%      --
 $11.51      16.36%    0.74%       1.95%            0.39%           $138,281         57%      --
 $14.40      31.51%    0.87%       1.75%            0.11%           $204,421         39%   $0.0747
 $15.28       6.97%    0.93%(e)    1.55%(e)         0.03%(e)        $230,259          9%   $0.0795
 $ 9.77      (0.93%)   0.85%(e)    5.30%(e)         0.05%(e)        $ 78,147         61%      --
 $ 9.84       3.59%    0.94%(e)    5.52%(e)         0.25%(e)        $ 41,464         53%      --

SOUTHTRUST VULCAN FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996 (UNAUDITED)
-------------------------------------------------------------------------------

(1) ORGANIZATION
SouthTrust Vulcan Funds (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company consists of four diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

             PORTFOLIO NAME                             INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------------------
  Treasury Obligations Money            To provide as high a level of current interest
  Market Fund ("Treasury Obligations")  income as is consistent with maintaining liquidity and stability of principal.
--------------------------------------------------------------------------------------------
  Bond Fund ("Bond")                    To provide a level of total return consistent with a
                                        portfolio of high-quality debt securities.
--------------------------------------------------------------------------------------------
  Stock Fund ("Stock")                  To provide long-term capital appreciation, with
                                        income a secondary consideration.
--------------------------------------------------------------------------------------------
  Income Fund ("Income")                To provide current income.


The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--U.S. government securities are generally valued at the mean between the over-the-counter bid and asked prices as furnished by an independent pricing service. Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. For Treasury Obligations, the use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Company, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

  REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions.

  ----------------------------------------------------------------------------
  Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  At April 30, 1996, Bond for federal tax purposes, had a capital loss carryforward of $986,973, which will reduce its taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows ($252,919) in 2003 and ($734,054) in 2004.

  Net capital losses of $100,747 on Income Fund attributable to security transactions incurred after October 31, 1995 are treated as arising on May 1, 1996, the first day of the Fund's next taxable year.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES--The costs incurred by each Fund with respect to organizational expenses and registration of their shares in their first fiscal year, excluding the initial expense of registering their shares, have been deferred and are being amortized over a period not to exceed five years from each Fund's commencement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST
The Master Trust Agreement permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value of $0.001). Transactions in shares were as follows:

-------------------------------------------------------------------------------

                                SIX MONTHS ENDED                          YEAR ENDED
                                OCTOBER 31, 1996                        APRIL 30, 1996
                        -----------------------------------  --------------------------------------
                          TREASURY                              TREASURY
                        OBLIGATIONS      BOND       STOCK     OBLIGATIONS       BOND       STOCK
----------------------  ------------  ----------  ---------  --------------  ----------  ----------
Shares sold              533,433,149   1,702,786  1,574,565   1,137,724,946   2,024,389   4,334,642
----------------------
Shares issued to
shareholders in
payment of
distributions declared       238,070       1,401      3,045         162,859       3,035      16,554
----------------------
Shares redeemed         (559,190,167) (1,046,851)  (702,960) (1,006,358,894) (1,390,568) (2,174,617)
----------------------  ------------  ----------  ---------  --------------  ----------  ----------
  Net change resulting
   from share
   transactions          (25,518,948)    657,336    874,650     131,528,911     636,856   2,176,579
----------------------  ------------  ----------  ---------  --------------  ----------  ----------

                                   SIX MONTHS ENDED PERIOD ENDED APRIL 30,
                                   OCTOBER 31, 1996        1996(A)
                                   ---------------- ----------------------
                                        INCOME              INCOME
---------------------------------  ---------------- ----------------------
Shares sold                              660,505          8,293,583
---------------------------------
Shares redeemed                       (4,447,687)          (293,887)
---------------------------------     ----------          ---------
  Net change resulting from share     (3,787,182)         7,999,696
 transactions
---------------------------------     ----------          ---------

(a) For the period from January 10, 1996 (date of initial public investment) to April 30, 1996.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISORY FEE--SouthTrust Bank of Alabama, N.A., the Funds' investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets as shown below. The Adviser may voluntarily choose to waive all or a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

                      ANNUAL
FUND                   RATE
--------------------  ------
TREASURY OBLIGATIONS  0.50%
--------------------
BOND                  0.60%
--------------------
STOCK                 0.75%
--------------------
INCOME                0.60%
--------------------


ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Company with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Company for the period.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

-------------------------------------------------------------------------------
GENERAL--Certain of the Officers of the Company are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 1996, were as follows:

FUND     PURCHASES     SALES
------  ----------- -----------
BOND    $26,491,164 $14,774,613
------  ----------- -----------
STOCK   $33,092,553 $17,515,597
------  ----------- -----------
INCOME  $22,580,985 $49,241,591
------  ----------- -----------

TRUSTEES                             OFFICERS
--------------------------------------------------------------------------------

Charles G. Brown, III                William O. Vann
Russell W. Chambliss                   Chairman
Thomas M. Grady                      Edward C. Gonzales
Thomas L. Merrill, Sr.                 President and Treasurer
William O. Vann                      C. Christine Thomson
                                       Vice President and Assistant Treasurer
                                     Peter J. Germain
                                       Secretary
                                     C. Todd Gibson
                                       Assistant Secretary



MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. ALTHOUGH MONEY MARKET FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Company's prospectus, which contains facts concerning the Funds' objectives and policies, management fees, expenses and other information.

                             Investment Adviser:                      844734202
                                                                      844734301
                  [LOGO OF SOUTHTRUST BANK OF ALABAMA, N.A.]          844734103
                                                                      844734400
                                                                3110408 (12/96)